TAXATION (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
TAXATION
Current income tax provision	$ 0	$ 0	$ 292,956
Deferred income tax provision	0	0	0
Total	$ 0	$ 0	$ 292,956